           As filed with the Securities and Exchange Commission on April 8, 2005



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21079
                                                     ---------


                        AIP ALTERNATIVE STRATEGIES FUNDS
                        --------------------------------
               (Exact name of registrant as specified in charter)



                 701 WESTCHESTER AVENUE, WHITE PLAINS, NY 10604
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)



 MR. LEE SCHULTHEIS, 701 WESTCHESTER AVENUE, SUITE 205W, WHITE PLAINS, NY 10604
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)



                            1-877-LOW-BETA (569-2382)
                            -------------------------
               Registrant's telephone number, including area code



Date of fiscal year end: JULY 31, 2005
                         -------------



Date of reporting period:  JANUARY 31,2005
                           ---------------

ITEM 1. REPORT TO STOCKHOLDERS.

           [ALPHA LOGO]
                                          ALPHA
                                          HEDGED
                                          STRATEGIES
                                          FUND
           A series of AIP Alternative Strategies Funds

       SEMI-ANNUAL REPORT
        JANUARY 31, 2005

  WEB                WWW.AIPFUNDS.COM
  TICKER SYMBOL      ALPHX
  CALL               1.877.LOW.BETA

                                          INVESTMENT ADVISER
                                          ALTERNATIVE INVESTMENT PARTNERS, LLC
                                          The mutual fund adviser dedicated
                                          exclusively to absolute return
                                          strategies(SM)
                                          - An affiliate of Asset Alliance
                                          Corporation



                                          PORTFOLIO RESEARCH
                                          CONSULTANT
                                          TRUST ADVISORS, LLC
                                          Style Management and
                                          Portfolio Analytics

                         THE HEDGE FUND ALTERNATIVE(SM)

AIP Alternative Strategies Funds
SHAREHOLDER LETTER

March 31, 2005
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to present the AIP Alternative Strategies Funds Semi-Annual Report for the period ended January 31, 2005. Alternative Investment Partners, the mutual fund manager dedicated exclusively to alternative investment strategies, created the AIP Fund Family to offer the benefits of absolute return investing to a broad spectrum of individual and institutional investors. The Alpha Hedged Strategies Fund is an innovative open-end mutual fund designed to minimize equity market exposure and volatility by employing a variety of absolute return strategies.

The Alpha Hedged Strategies Fund delivered strong performance in 2004, and was Ranked #1 in Morningstar's Conservative Allocation Category -- out of 367 funds for the one-year period ending 12/31/04 (based on total return).* The Fund was up 17.23% in 2004, and the annualized return from inception on 9/23/02 through 12/31/04 was 7.72%. As of January 31, 2005 the 12 month total return was 15.78%, and the annualized return since inception was 7.32%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and may be obtained by visiting www.aipfunds.com. The fund imposes a 2.00% redemption fee for shares redeemed less than 180 calendar days after they are purchased.

According to Morningstar, the Alpha Hedged Strategies Fund beat the #2 fund in the Conservative Allocation category by 3.11% in 2004. There are 367 mutual funds monitored in the Conservative Allocation category. Morningstar rankings are based on total return. Total return identifies the return of the Fund taking into consideration changes in the net asset value, accumulation and reinvestment of dividends and the compounding factor over time.

As a multi-strategy fund, it is important to note that performance was positive in 2004 across a broad range of alternative strategies, including

Distressed Securities, Earnings Revision Long/Short Equity, Momentum Long/Short Equity, Merger Arbitrage and Convertible Bond Arbitrage. In early 2005, the Fund continues to expand its line-up of hedged strategy sub-advisers, adding Gabelli Asset Management Company in the merger arbitrage area and G2 Capital Management in the deep value long/short equity space.

Investors are increasingly searching for alternatives to funds that have significant exposure to the equity markets, and Fund assets have recently crossed the $80 million level in net assets. As a fully open-end mutual fund that allocates its assets among multiple specialized hedge fund managers (the Fund's sub-advisers), Alpha Hedged Strategies Fund represents a compelling opportunity for mutual fund investors, and an attractive alternative to traditional hedge fund-of-funds for many high net worth individuals and financial intermediaries. The Fund seeks to attain more consistently positive annual returns, with lower market exposure risk and volatility, than if it utilized a single manager or single strategy approach.

Together with the Fund's Portfolio Research Consultant, Trust Advisors, and the Fund's Sub-Advisers, Capital Works Investment Partners, Schultze Asset Management, Smith Breeden Associates, Twin Capital Management, and Zacks Investment Management, we thank our shareholders for their interest and response as we strive to provide rewarding long-term investment returns.

Very truly yours,

/s/ LEE W. SCHULTHEIS
Lee W. Schultheis
President & Chief Investment Strategist
AIP Alternative Strategies Funds

Must be preceded or accompanied by a current prospectus. Read it carefully before investing.

FUND DISCLOSURE

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. The Fund may also invest in:

- smaller capitalized companies -- subject to more abrupt or erratic market movements than larger, more established companies;

- foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

- securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

- shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.

* Morningstar defines Conservative Allocation as: a fund that invests in both stocks and bonds and maintains a relatively small position in stocks. These funds typically have 20-50% of their assets in stocks and 50-80% of assets in bonds and cash.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances.

Quasar Distributors, LLC, Distributor --

(C) April 2005

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Allocation of Portfolio Assets -- January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

(PIE CHART)

                        LONG/SHORT                  LONG/SHORT
                          EQUITY-     LONG/SHORT      EQUITY-                                 CONVERTIBLE      FIXED
                         TACTICAL       EQUITY-      EARNINGS                                    BOND         INCOME
MERGER ARBITRAGE        ALLOCATION     MOMENTUM      REVISION       GLOBAL         CASH        ARBITRAGE     ARBITRAGE
----------------        ----------    ----------    ----------      ------         ----       -----------    ---------
3.00                       2.00          18.00         16.00         1.00          12.00         18.00         6.00


     DISTRESSED
     SECURITIES
     ----------
      24.00

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Expense Example -- January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/04 -- 1/31/05).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 180 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Expense Example -- January 31, 2005 (Unaudited) --  (continued)
--------------------------------------------------------------------------------

by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING         ENDING           EXPENSES PAID
                         ACCOUNT VALUE    ACCOUNT VALUE       DURING PERIOD
                            8/1/04           1/31/05       8/1/04 - 1/31/05(+)
                         -------------    -------------    -------------------
Actual(-)............      $1,000.00        $1,100.70             $24.83
Hypothetical (5%
  return before
  expenses)**........       1,000.00         1,001.56              23.66

------------------------------
- Excluding interest expense and dividends on short positions, your actual cost of investment in the Fund would be $21.13.

** Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Fund would be $20.17.

(+) Expenses are equal to the Fund's annualized expense ratio, including interest expense and dividends on short positions, of 4.69%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                            SHARES OR
COMMON STOCKS -- 38.08%+                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.25%+
Ace Aviation Holdings, Inc.(a).......            1,564       $    43,803
Armor Holdings, Inc.(a)..............            1,770            77,827
                                                             -----------
                                                                 121,630
                                                             -----------
AIR FREIGHT & LOGISTICS -- 0.22%+
UTI Worldwide, Inc.(b)...............            1,600           110,208
                                                             -----------
BEVERAGES -- 0.12%+
Constellation Brands, Inc. -- Class
  A(a)...............................            1,120            58,150
                                                             -----------
BIOTECHNOLOGY -- 0.64%+
Angiotech Pharmaceuticals,
  Inc.(a)(b).........................            2,260            38,375
Celgene Corp.(a).....................            3,000            82,020
Charles River Laboratories
  International, Inc.(a).............            2,000            94,760
Gen-Probe, Inc.(a)...................            2,100           102,501
                                                             -----------
                                                                 317,656
                                                             -----------
CAPITAL MARKETS -- 0.64%+
Affiliated Managers Group, Inc.(a)...              790            50,094
BlackRock, Inc. .....................            1,300           104,390
Franklin Resources, Inc. ............              990            67,181
Investors Financial Services
  Corp. .............................            1,900            95,779
                                                             -----------
                                                                 317,444
                                                             -----------
CHEMICALS -- 0.13%+
The Dow Chemical Co. ................            1,300            64,610
                                                             -----------
COAL -- 4.26%+
International Coal Group, Inc.(a)....          142,622         2,068,019
James River Coal Co.(a)..............              454            18,728
Lexington Coal(a)....................          124,309            18,646
                                                             -----------
                                                               2,105,393
                                                             -----------
COMMERCIAL BANKS -- 0.46%+
Bank of America Corp. ...............            1,770            82,075
UCBH Holdings, Inc. .................            1,740            76,682
Wachovia Corp. ......................            1,210            66,368
                                                             -----------
                                                                 225,125
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
COMMERCIAL SERVICES &
  SUPPLIES -- 0.54%+
Copart, Inc.(a)......................            3,900       $    89,622
Manpower, Inc. ......................            1,360            66,164
Resources Connection, Inc.(a)........            2,180           111,202
                                                             -----------
                                                                 266,988
                                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.30%+
Harris Corp. ........................              880            56,998
Juniper Networks, Inc.(a)............            1,650            41,464
Polycom, Inc.(a).....................            2,920            50,458
                                                             -----------
                                                                 148,920
                                                             -----------
COMPUTERS & PERIPHERALS -- 0.18%+
Network Appliance, Inc.(a)...........            2,800            89,152
                                                             -----------
CONSULTING SERVICES -- 1.98%+
Washington Group International,
  Inc.(a)............................           24,909           980,916
                                                             -----------
CONSUMER FINANCE -- 0.13%+
American Express Co. ................            1,220            65,087
                                                             -----------
CONTAINERS & PACKAGING -- 0.19%+
Owens-Illinois, Inc.(a)..............            4,100            93,152
                                                             -----------
DIVERSIFIED FINANCIAL
  SERVICES -- 0.26%+
Chicago Mercantile Exchange Holdings,
  Inc. ..............................              600           128,700
                                                             -----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES -- 1.16%+
AT&T Corp. ..........................            3,210            61,600
Manitoba Telecom Services, Inc.(b)...            3,846           144,758
MCI, Inc.(a).........................           19,150           369,403
                                                             -----------
                                                                 575,761
                                                             -----------
ELECTRICAL EQUIPMENT -- 0.11%+
Rockwell Automation, Inc. ...........              960            54,384
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS --
  0.31%+
Benchmark Electronics, Inc.(a).......            1,150       $    36,766
Flir Systems, Inc.(a)................            1,300            79,235
Tektronix, Inc. .....................            1,270            36,601
                                                             -----------
                                                                 152,602
                                                             -----------
FOOD & STAPLES RETAILING -- 0.71%+
7-Eleven, Inc.(a)....................            4,800           114,480
Costco Wholesale Corp. ..............            1,880            88,867
Rite Aid Corp.(a)....................           13,846            49,015
Whole Foods Market, Inc. ............            1,100            98,362
                                                             -----------
                                                                 350,724
                                                             -----------
FOOD PRODUCTS -- 4.58%+
Archer-Daniels-Midland Co. ..........            1,360            32,912
Bunge Ltd.(b)........................            2,060           116,472
Chiquita Brands International,
  Inc. ..............................            2,006            46,038
General Mills, Inc. .................            1,040            55,110
Hershey Foods Corp. .................            1,680            98,263
Imperial Sugar Co. ..................           76,625         1,319,483
Interstate Bakeries(a)...............          101,869           601,027
                                                             -----------
                                                               2,269,305
                                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES --
  1.08%+
Bausch & Lomb, Inc. .................              910            66,330
Becton, Dickinson & Co. .............              680            38,522
Cooper Cos., Inc. ...................            1,300            99,710
Cytyc Corp.(a).......................            3,500            87,675
Edwards Lifesciences Corp.(a)........            2,150            87,505
PerkinElmer, Inc. ...................            2,560            58,854
Waters Corp.(a)......................            2,000            98,160
                                                             -----------
                                                                 536,756
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES --
  1.87%+
Alderwoods Group, Inc.(a)............           30,192       $   363,361
Covance, Inc.(a).....................            3,260           138,550
Dendrite International, Inc.(a)......            2,370            42,873
Laboratory Corp of America
  Holdings(a)........................            1,290            61,727
Pharmaceutical Product Development,
  Inc.(a)............................            2,200            91,190
Sierra Health Services, Inc.(a)......            1,240            68,113
VCA Antech, Inc.(a)..................            4,200            77,910
Wellpoint, Inc.(a)...................              690            83,835
                                                             -----------
                                                                 927,559
                                                             -----------
HOTELS, RESTAURANTS &
  LEISURE -- 1.39%+
Boyd Gaming Corp. ...................            3,300           131,340
Choice Hotels International, Inc. ...            1,600            92,800
Krispy Kreme Doughnuts, Inc.(a)......              402             3,530
Landry's Restaurants, Inc. ..........            2,440            68,808
Marriott International, Inc. -- Class
  A..................................            1,580            99,824
Starbucks Corp.(a)...................            1,600            86,400
Station Casinos, Inc. ...............            2,000           123,000
Yum! Brands, Inc. ...................            1,740            80,649
                                                             -----------
                                                                 686,351
                                                             -----------
HOUSEHOLD DURABLES -- 0.85%+
Fortune Brands, Inc. ................              690            57,946
Harman International Industries,
  Inc. ..............................              900           109,485
The Black & Decker Corp. ............            2,200           181,280
Tupperware Corp. ....................            3,660            73,603
                                                             -----------
                                                                 422,314
                                                             -----------
HOUSEHOLD PRODUCTS -- 0.56%+
Church & Dwight, Inc. ...............            2,615            90,034
Clorox Co. ..........................            1,170            69,521
Energizer Holdings, Inc.(a)..........              970            54,912
Procter & Gamble Co. ................            1,150            61,215
                                                             -----------
                                                                 275,682
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
INSURANCE -- 0.43%+
Brown & Brown, Inc. .................            2,000       $    86,520
Hartford Financial Services Group,
  Inc. ..............................            1,060            71,327
W.R. Berkley Corp. ..................            1,200            57,240
                                                             -----------
                                                                 215,087
                                                             -----------
INTERNET SOFTWARE & SERVICES --
  0.08%+
VeriSign, Inc.(a)....................            1,460            37,726
                                                             -----------
IT SERVICES -- 0.69%+
Alliance Data Systems Corp.(a).......            2,000            86,840
Automatic Data Processing, Inc. .....            1,530            66,524
Cognizant Technology Solutions
  Corp.(a)...........................            2,900           109,910
Fiserv, Inc.(a)......................              690            26,393
Global Payments, Inc. ...............              910            52,134
                                                             -----------
                                                                 341,801
                                                             -----------
LEISURE EQUIPMENT & PRODUCTS --
  0.25%+
Eastman Kodak Co. ...................            1,680            55,591
Marvel Enterprises, Inc.(a)..........            3,920            70,011
                                                             -----------
                                                                 125,602
                                                             -----------
LINOLEUM, ASPHALTED-FELT-BASE, AND
  OTHER HARD SURFACE FLOOR -- 0.03%+
Congoleum Corp.(a)...................            2,496            14,227
                                                             -----------
MACHINERY -- 0.55%+
Kennametal, Inc. ....................            1,590            77,814
Oshkosh Truck Corp. .................            1,600           117,424
Paccar, Inc. ........................            1,080            76,313
                                                             -----------
                                                                 271,551
                                                             -----------
MEDIA -- 0.20%+
XM Satellite Radio Holdings, Inc. --
  Class A(a).........................            3,100            98,921
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
METALS & MINING -- 1.91%+
Algoma Steel, Inc.(a)(b).............            1,382       $    30,127
Allegheny Technologies, Inc. ........            4,500           108,000
Consol Energy, Inc. .................            2,400           101,256
International Steel Group, Inc.(a)...           17,543           706,106
                                                             -----------
                                                                 945,489
                                                             -----------
MULTILINE RETAIL -- 1.14%+
Dillard's Inc. ......................            1,337            35,083
J.C. Penney Co. Inc. Holding Co. ....            1,700            72,624
Kmart Holding Corp.(a)...............            3,081           290,169
Nordstrom, Inc. .....................            2,000            96,500
Sears Roebuck and Co. ...............            1,360            68,340
                                                             -----------
                                                                 562,716
                                                             -----------
OFFICE ELECTRONICS -- 0.35%+
Xerox Corp.(a).......................            6,000            95,280
Zebra Technologies Corp.(a)..........            1,500            76,395
                                                             -----------
                                                                 171,675
                                                             -----------
OIL & GAS -- 0.51%+
Pioneer Natural Resources Co. .......              499            19,157
Ultra Petroleum Corp.(a)(b)..........            1,900            97,907
Unocal Corp. ........................              615            29,255
XTO Energy, Inc. ....................            2,900           104,139
                                                             -----------
                                                                 250,458
                                                             -----------
PAPER & FOREST PRODUCTS -- 0.13%+
Neenah Paper, Inc.(a)................            2,068            65,949
                                                             -----------
PERSONAL PRODUCTS -- 0.46%+
Alberto-Culver Co. ..................            1,010            54,793
Avon Products, Inc. .................            2,100            88,662
The Estee Lauder Cos. Inc. ..........            1,900            85,766
                                                             -----------
                                                                 229,221
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
PHARMACEUTICALS -- 0.90%+
AstraZeneca Plc ADR..................            1,720       $    64,672
Johnson & Johnson....................            1,150            74,405
Sepracor, Inc.(a)....................            2,890           165,251
Teva Pharmaceutical Industries,
  Ltd. ADR...........................            2,540            72,974
Wyeth................................            1,770            70,145
                                                             -----------
                                                                 447,447
                                                             -----------
RADIOTELEPHONE
  COMMUNICATIONS -- 0.07%+
Usa Mobility, Inc.(a)................              973            34,590
                                                             -----------
REAL ESTATE -- 0.20%+
The Mills Corp. .....................            1,800           100,674
                                                             -----------
ROAD & RAIL -- 1.28%+
Burlington Northern Santa Fe
  Corp. .............................            1,390            66,970
JB Hunt Transport Services, Inc. ....            2,200            97,064
Laidlaw International, Inc.(a).......           16,172           352,064
Yellow Roadway Corp.(a)..............            2,080           117,770
                                                             -----------
                                                                 633,868
                                                             -----------
SAWMILLS AND PLANING MILLS, GENERAL
  -- 0.02%+
Western Forest Products,
  Inc.(a)(b).........................            1,247             7,689
                                                             -----------
SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT -- 0.27%+
Intel Corp. .........................            2,810            63,084
Marvell Technology Group
  Ltd.(a)(b).........................            2,150            71,918
                                                             -----------
                                                                 135,002
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
SOFTWARE -- 1.03%+
Adobe Systems, Inc. .................            2,790       $   158,751
Aspen Technology, Inc.(a)............            3,060            15,606
Autodesk, Inc. ......................            4,200           123,354
Electronic Arts, Inc.(a).............            1,500            96,510
Symantec Corp.(a)....................            3,600            84,060
TIBCO Software, Inc.(a)..............            3,090            33,959
                                                             -----------
                                                                 512,240
                                                             -----------
SPECIALTY RETAIL -- 2.88%+
Abercrombie & Fitch Co. -- Class A...            1,700            85,204
American Eagle Outfitters............            1,980           100,584
Childrens Place(a)...................            2,800           106,232
Dick's Sporting Goods, Inc.(a).......            1,740            59,160
Footstar, Inc.(a)....................          127,551           542,092
Lowe's Cos., Inc. ...................            1,170            66,678
Men's Wearhouse, Inc.(a).............            2,440            81,179
Petsmart, Inc. ......................            2,800            84,644
RadioShack Corp. ....................            2,380            78,826
Staples, Inc. .......................            3,000            98,220
Urban Outfitters, Inc.(a)............            2,900           122,003
                                                             -----------
                                                               1,424,822
                                                             -----------
TELEPHONE COMMUNICATIONS, EXCEPT
  RADIOTELEPHONE -- 0.13%+
Nextwave Telecom, Inc.(a)............            8,000            62,000
                                                             -----------
TEXTILES, APPAREL & LUXURY GOODS --
  0.71%+
Coach, Inc.(a).......................            2,200           123,420
Fossil, Inc.(a)......................            2,900            80,910
Nike, Inc. ..........................            1,700           147,271
                                                             -----------
                                                                 351,601
                                                             -----------
THRIFTS & MORTGAGE FINANCE -- 0.22%+
Sovereign Bancorp, Inc. .............            4,690           106,651
                                                             -----------
TOBACCO -- 0.08%+
Reynolds American, Inc. .............              495            39,808
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS --
  0.35%+
Fastenal Co. ........................            1,300       $    78,169
MSC Industrial Direct Co., Inc. .....            2,700            93,474
                                                             -----------
                                                                 171,643
                                                             -----------
WIRELESS TELECOMMUNICATION SERVICES
  -- 0.29%+
Leap Wireless International,
  Inc.(a)............................              797            21,718
NII Holdings, Inc.(a)................            2,300           123,740
                                                             -----------
                                                                 145,458
                                                             -----------
TOTAL COMMON STOCKS
  (COST $15,236,595).................                         18,848,485
                                                             -----------
INVESTMENT COMPANIES -- 6.99%+
First Eagle Overseas Fund............           32,590           707,536
Hussman Strategic Growth Fund(a).....           61,717           933,778
The Arbitrage Fund(a)................           74,598           898,906
The Merger Fund......................           60,006           921,096
                                                             -----------
TOTAL INVESTMENT COMPANIES
  (COST $3,430,666)..................                          3,461,316
                                                             -----------
PREFERRED STOCKS -- CONVERTIBLE
   -- 1.29%+
HEALTH CARE PROVIDERS & SERVICES --
  0.26%+
Omnicare, Inc., 4.000%...............            2,500           125,625
                                                             -----------
METALS & MINING -- 1.03%+
Arch Coal, Inc., 5.000%..............            5,500           511,500
                                                             -----------
TOTAL PREFERRED STOCKS -- CONVERTIBLE
  (COST $473,610)....................                            637,125
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
PREFERRED STOCKS -- 0.74%+
CRUSHED AND BROKEN
  LIMESTONE -- 0.74%+
Oglebay Norton Co.(a)................           36,400       $   366,912
                                                             -----------
TOTAL PREFERRED STOCKS
  (COST $366,012)....................                            366,912
                                                             -----------
WARRANTS -- 0.38%+
CONSULTING SERVICES -- 0.38%+
Washington Group International,
  Inc. -- Series A(a)................            6,204            70,229
Washington Group International,
  Inc. -- Series B(a)................            9,643            81,001
Washington Group International,
  Inc. -- Series C(a)................            4,932            35,264
                                                             -----------
TOTAL WARRANTS
  (COST $119,661)....................                            186,494
                                                             -----------
CONVERTIBLE BONDS -- 12.34%+
AEROSPACE & DEFENSE -- 0.34%+
AMR Corp.,
  4.500%, due 02/15/2024(e)..........       $  250,000           169,375
                                                             -----------
BIOTECHNOLOGY -- 0.74%+
Protein Design Labs, Inc.,
  2.750%, due 08/16/2023(e)..........          300,000           366,750
                                                             -----------
CABLE AND OTHER PAY TELEVISION
  SERVICES -- 1.45%+
Liberty Media Corp., (Acquired
  04/29/2004, Cost $454,300),
  0.750%, due 03/30/2023(c)(e).......          400,000           451,000
Liberty Media Corp.,
  3.500%, due 01/15/2031(e)..........          300,000           268,500
                                                             -----------
                                                                 719,500
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
CALCULATING AND ACCOUNTING MACHINES,
  EXCEPT ELECTRONIC
  COMPUTERS -- 0.54%+
Scientific Games Corp., (Acquired
  12/07/2004, Cost $260,604),
  0.750%, due 12/01/2024(c)(e).......       $  250,000       $   269,062
                                                             -----------
COMMUNICATIONS EQUIPMENT -- 1.36%+
Corning, Inc.,
  3.500%, due 11/01/2008(e)(+).......          300,000           345,000
Lucent Technologies, Inc.,
  2.750%, due 06/15/2025(e)(+).......          250,000           327,500
                                                             -----------
                                                                 672,500
                                                             -----------
CONSTRUCTION & ENGINEERING -- 1.08%+
Quanta Services, Inc., 4.500%, due
  10/01/2023(e)(+)...................          500,000           531,250
                                                             -----------
CRUDE PETROLEUM AND NATURAL GAS --
  0.86%+
McMoRan Exploration Co., (Acquired
  06/26/2003, Cost $300,025), 6.000%,
  due 07/02/2008(c)..................          300,000           426,750
                                                             -----------
ELECTRONIC CONNECTORS -- 0.86%+
Tyco International Group S.A.,
  3.125%, due 01/15/2023(b)(e)(+)....          250,000           422,813
                                                             -----------
ENERGY EQUIPMENT & SERVICES -- 1.28%+
Grey Wolf, Inc., (Acquired
  03/26/2004,
  Cost $199,035), 2.510%, due
  04/01/2024(c)(e)(f)................          200,000           208,000
Pride International, Inc., 2.500%,
  due 03/01/2007(e)(+)...............          300,000           426,375
                                                             -----------
                                                                 634,375
                                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES --
  0.69%+
Cytyc Corp., 2.250%, due
  03/15/2024(e)(+)...................          300,000           342,000
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
INTERNET SOFTWARE &
  SERVICES -- 0.67%+
Akamai Technologies, Inc., 1.000%,
  due 12/15/2033(e)(+)...............       $  300,000       $   331,125
                                                             -----------
SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT -- 1.60%+
ASML Holding N.V. ADR, 5.750%, due
  10/15/2006(+)......................          300,000           334,440
Cypress Semiconductor Corp., 1.250%,
  due 06/15/2008(e)(+)...............          200,000           210,000
Teradyne, Inc., 3.750%, due
  10/15/2006(e)(+)...................          250,000           249,062
                                                             -----------
                                                                 793,502
                                                             -----------
STEEL PIPE AND TUBES -- 0.87%+
Maverick Tube Corp., (Acquired
  06/03/2003, Cost $287,068), 4.000%,
  due 06/15/2033(c)(e)...............          300,000           429,375
                                                             -----------
TOTAL CONVERTIBLE BONDS
  (COST $5,538,649)..................                          6,108,377
                                                             -----------
CORPORATE BONDS -- 11.41%+
AEROSPACE & DEFENSE -- 0.11%+
Ata Holdings Corp., 13.000%, due
  02/01/2009 (Default effective
  10/26/2004)(d)(e)..................          125,000            56,250
                                                             -----------
ALUMINUM SHEET, PLATE AND
  FOIL -- 0.87%+
Ormet Corp., (Acquired 10/27/2004,
  Cost $339,315), 11.000%, due
  08/15/2008 (Default effective
  01/30/2004)(c)(d)(e)...............          695,000           361,400
Ormet Corp. Bank Debt, (Acquired
  09/28/2004, Cost $61,964), 0.000%,
  due 10/01/2050(c)..................          134,000            69,680
                                                             -----------
                                                                 431,080
                                                             -----------
CRUSHED AND BROKEN LIMESTONE --
  0.65%+
Oglebay Norton Co., 10.000%, due
  02/01/2009(e)(+)...................          455,000           320,775
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
DIVERSIFIED FINANCIAL
  SERVICES -- 0.20%+
Cit Group, Inc., 5.000%, due
  02/01/2015(+)......................       $  100,000       $   100,155
                                                             -----------
ELECTRIC SERVICES -- 0.28%+
Mirant Corp., (Acquired 05/06/2004,
  Cost $105,870), 7.900%, due
  07/15/2009(c)(d)...................          184,000           141,220
                                                             -----------
FORESTRY -- 0.54%+
Inland Fiber Group LLC, 9.625%, due
  11/15/2007(e)(+)...................          533,000           266,500
                                                             -----------
HEALTH CARE PROVIDERS & SERVICES --
  0.21%+
HCA, Inc., 6.750%, due
  07/15/2013(+)......................          100,000           104,211
                                                             -----------
HEAVY CONSTRUCTION -- 0.69%+
Morrison Knudsen, 11.500%, due
  07/01/2010(b)(+)...................        4,270,000           341,600
                                                             -----------
HOTELS AND MOTELS -- 0.41%+
MGM Mirage, 6.000%, due
  10/01/2009(+)......................          200,000           204,000
                                                             -----------
HOUSEHOLD DURABLES -- 0.21%+
D. R. Horton, Inc., 6.125%, due
  01/15/2014(+)......................          100,000           104,987
                                                             -----------
LINOLEUM, ASPHALTED-FELT-BASE, AND
  OTHER HARD SURFACE FLOOR -- 0.79%+
Congoleum Corp., 8.625%, due
  08/01/2008 (Default effective
  12/31/2003)(d)(e)..................          389,000           392,890
                                                             -----------
MEDICINAL CHEMICALS AND BOTANICAL
  PRODUCTS -- 0.27%+
Twin Laboratories, Inc., 10.250%, due
  05/15/2006(d)(e)...................          627,000           131,670
                                                             -----------
MINERAL WOOL -- 0.41%+
Owens Corning, 7.700%, due
  05/01/2008(d)......................          285,000           200,925
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
MOTOR VEHICLE PARTS AND
  ACCESSORIES -- 1.25%+
Dana Corp., (Acquired 12/29/2004,
  Cost $197,956), 5.850%, due
  01/15/2015(c)......................       $  200,000       $   195,663
Federal Mogul Corp., 7.500%, due
  01/15/2009 (Default effective
  10/01/2001)(d).....................          700,000           218,750
Federal Mogul Corp., 7.750%, due
  07/01/2006 (Default effective
  10/01/2001)(d).....................          160,000            50,000
Federal Mogul Bank Debt, 4.150%, due
  03/29/2050(+)......................          165,000           155,100
                                                             -----------
                                                                 619,513
                                                             -----------
MOTOR VEHICLES AND PASSENGER CAR
  BODIES -- 0.60%+
Ford Motor Credit Co., 6.875%, due
  02/01/2006(+)......................          290,000           297,416
                                                             -----------
PERSONAL CREDIT INSTITUTIONS --
  0.60%+
General Motors Acceptance Corp.,
  6.750%, due 01/15/2006(+)..........          290,000           296,407
                                                             -----------
PLASTICS PRODUCTS, NOT ELSEWHERE
  CLASSIFIED -- 0.46%+
Armstrong World Industries, Inc.,
  7.450%, due 05/15/2029(d)..........          331,000           228,390
                                                             -----------
PLUMBING, HEATING AND
  AIR-CONDITIONING -- 1.83%+
American Plumbing & Mechanical, Inc.,
  11.625%, due 10/15/2008(d)(e)......        2,928,000           409,920
American Plumbing & Mechanical, Inc.
  Bank Debt, 10.000%, due
  10/31/2009(+)......................          366,843           361,340
Mirant Americas Generation LLC,
  8.500%, due 10/01/2021(d)..........          129,000           134,805
                                                             -----------
                                                                 906,065
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
PRIMARY PRODUCTION OF ALUMINUM --
  0.35%+
Kaiser Aluminum & Chemical, 9.875%,
  due 02/15/2002 (Default effective
  02/01/2002)(d)(e)..................       $  185,000       $   171,125
                                                             -----------
SAWMILLS AND PLANING MILLS, GENERAL
  -- 0.10%+
Western Forest Products, Inc.,
  15.000%, due 07/28/2009(b)(+)......           43,000            48,160
                                                             -----------
THRIFTS & MORTGAGE FINANCE -- 0.20%+
Washington Mutual, Inc., 4.625%, due
  04/01/2014(+)......................          100,000            97,121
                                                             -----------
UNIT INVESTMENT TRUSTS -- 0.38%+
Abitibi-Consolidated Co., 6.000%, due
  06/20/2013(b)(+)...................          200,000           188,500
                                                             -----------
TOTAL CORPORATE BONDS
  (COST $5,089,286)..................                        $ 5,648,960
                                                             -----------
ASSET BACKED SECURITIES -- 2.23%+
American Airlines, Inc., 6.817%, due
  11/23/2012(+)......................          400,000           379,388
Continental Airlines, 7.487%, due
  04/02/2012(+)......................          200,000           199,311
DVI Receivables Corp., 2.990%, due
  09/12/2010(+)......................          476,112           433,262
Merrill Lynch Mortgage Investors,
  Inc., 6.300%, due 09/25/2035(+)....          100,000            92,605
                                                             -----------
TOTAL ASSET BACKED SECURITIES
  (COST $1,112,372)..................                          1,104,566
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES -- 1.89%+
Fannie Mae Strip, 5.000%, due
  06/01/2033(+)......................       $1,612,163       $   340,619
Fannie Mae Strip, 5.000%, due
  12/01/2033(+)......................        1,543,555           307,395
Fannie Mae Strip, 5.000%, due
  07/01/2034(+)......................          771,884           184,534
Fannie Mae Strip, 5.000%, due
  03/01/2035(+)......................          198,387            43,923
Fannie Mae Strip, 5.000%, due
  03/01/2035(+)......................          293,610            58,135
                                                             -----------
TOTAL MORTGAGE BACKED SECURITIES
  (COST $1,011,214)..................                            934,606
                                                             -----------
REPURCHASE AGREEMENTS -- 5.15%+
The Bear Stearns Companies, Inc.,
  2.450%, dated 01/31/2005, due
  02/01/2005 repurchase price
  $2,548,854
  (cost $2,548,680)(g)(+)............        2,548,680         2,548,680
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 10.20%+
Fannie Mae Discount Note, 2.210%, due
  12/09/2005(+)......................       $   50,000       $    48,748
Federal National Mortgage Association
  Discount Note, 2.500%, due
  02/01/2005(+)......................        5,000,000         5,000,000
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (COST $5,048,748)..................                          5,048,748
                                                             -----------
TOTAL INVESTMENTS
  (COST $39,975,493) -- 90.70%.......                        $44,894,269
                                                             ===========


------------------------------
ADR -- American Depository Receipt

(a) -- Non-income Producing

(b) -- Foreign Denominated

(c) -- Restricted

(d) -- Defaulted

(e) -- Callable only if stock price equals predetermined price. As of January 31, 2005, bond is not callable.

(f) -- Variable rate security. Interest rates change periodically on specified dates. The rates listed are as of January 31, 2005.

(g) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.

(+) -- All or a portion of the shares have been committed as collateral for open short positions.

 +  -- Percentages are stated as a percent of net assets.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
99 Cents Only Stores.................           5,220        $    78,300
Affiliated Computer Services,
  Inc. ..............................             980             53,106
Akamai Technologies, Inc. ...........          12,600            165,060
Allergan, Inc. ......................           1,300             98,735
Alliant Techsystems, Inc. ...........           1,300             86,554
Allied Waste Industries, Inc. .......           5,640             46,868
Alpharma Inc. .......................           3,450             51,923
American Italian Pasta Co. ..........           4,446            120,486
American Standard Companies, Inc. ...           1,390             55,656
AMN Healthcare Services, Inc. .......           2,940             42,130
AMR Corp. ...........................           6,000             51,600
Andrx Corp. .........................           2,320             50,669
Anheuser-Busch Companies, Inc. ......           1,770             87,049
Applied Extrusion Technologies Inc.,
  10.750%, due 07/01/2011(bc)
  (proceeds $66,958).................        $101,000             58,075
Apria Healthcare Group, Inc. ........             970             31,816
Arch Coal, Inc. .....................          10,950            400,222
ASML Holding N.V. ADR................           6,000             98,580
Autozone, Inc. ......................           1,100             98,175
Avery Dennison Corp. ................           1,600             96,144
Barr Pharmaceuticals, Inc. ..........           2,500            118,875
Baxter International, Inc. ..........           2,850             96,216
Bed Bath & Beyond, Inc. .............           2,400             96,696
Black Box Corp. .....................           1,390             64,677
Bowater, Inc. .......................           1,670             63,460
Brown & Brown, Inc. .................           1,550             67,053
Brown-Forman Corp. -- Class B........           1,900             91,637
C&D Technologies, Inc. ..............           8,069            122,568
Cablevision Systems Corp. ...........           4,700            128,733
Capital One Financial Corp. .........             820             64,190
Cardinal Health, Inc. ...............           1,470             82,790
Carmax, Inc. ........................           2,130             61,621
Certegy, Inc. .......................           2,600             91,000
Chico's FAS, Inc. ...................           1,400             73,752
Cintas Corp. ........................           3,310            143,985

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Clear Channel Communications,
  Inc. ..............................           3,040        $    98,587
Collins & Aikman Corp. ..............           8,038             27,811
Computer Associates International,
  Inc. ..............................           2,150             58,458
Corning, Inc. .......................          17,500            191,450
Cost Plus, Inc. .....................           2,860             75,018
Cross Country Healthcare, Inc. ......           4,280             70,877
CSX Corp. ...........................           1,840             73,545
Cymer, Inc. .........................           1,680             44,554
Cypress Semiconductor Corp. .........           5,300             60,420
Cytyc Corp. .........................           7,200            180,360
Dean Foods Co. ......................           1,940             68,346
DeVry, Inc. .........................           2,220             39,383
Digene Corp..........................           2,100             53,781
Dollar General Corp. ................           4,500             90,945
Donnkenny, Inc. .....................             323                 50
Dow Jones & Company, Inc. ...........           2,200             83,864
EchoStar Communications Corp. .......           3,100             94,581
Electro Scientific Industries,
  Inc. ..............................           2,250             39,757
Electronic Data Systems Corp. .......           4,190             89,750
Endo Pharmaceuticals Holdings,
  Inc. ..............................           5,000            105,050
Family Dollar Stores, Inc. ..........           5,690            190,331
Fannie Mae...........................             930             60,059
Fedders Corp. .......................           3,742             12,049
FEI Co. .............................           1,220             24,595
Fifth Third Bancorp..................           1,390             64,593
Forest Laboratories, Inc. ...........           1,700             70,601
Fresh Del Monte Produce, Inc.(a) ....           3,420            109,201
Gentex Corp. ........................           2,390             80,854
Greater Bay Bancorp..................           1,270             34,633
Grey Wolf, Inc. .....................          27,000            143,100
Guidant Corp. .......................             950             68,865
H&R Block, Inc. .....................           1,900             91,789
Hancock Fabrics Inc. ................           4,442             39,889
HCA, Inc. ...........................           1,840             81,917
Hibbett Sporting Goods, Inc. ........           2,130             54,954

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Hillenbrand Industries, Inc. ........           1,700        $    92,361
H.J. Heinz Co........................           2,300             86,963
Honeywell International, Inc. .......           1,560             56,129
HOT Topic, Inc. .....................           3,230             62,597
Hudson City Bancorp, Inc. ...........           2,500             87,925
ICOS Corp. ..........................           5,090            127,403
IDT Corp. ...........................           5,600             81,984
Ingersoll-Rand Co.(a)................             390             29,008
Integrated Circuit Systems, Inc. ....           3,900             74,100
International Game Technology........           2,800             87,640
Intuit, Inc. ........................           2,200             85,800
Iron Mountain, Inc. .................           3,530             99,546
iShares Lehman 20+ Year Treasury Bond
  Fund...............................          11,940          1,095,017
iShares Russell 2000 Index Fund......             308             38,266
iShares S&P 500 Index Fund/US........           3,773            446,308
Ishares Tr...........................             308             29,174
ITT Educational Services, Inc. ......           2,700            132,624
Jack in the Box, Inc. ...............           2,330             80,572
Janus Capital Group, Inc. ...........           5,740             85,124
JetBlue Airways Corp. ...............           5,420            107,262
KLA-Tencor Corp. ....................           2,000             92,500
Knight-Ridder, Inc. .................           1,400             91,154
Kohl's Corp. ........................           3,410            160,304
Kraft Foods, Inc. ...................           2,970            100,921
Laserscope...........................           3,323             98,195
Linear Technology Corp. .............           2,300             86,802
Lucent Technologies, Inc. ...........          24,000             78,240
Mattel, Inc. ........................           9,370            182,247
Maverick Tube Corp. .................           7,600            258,856
Maxim Integrated Products, Inc. .....           1,800             70,218
Maytag Corp. ........................           4,400             69,124
McMoRan Exploration Co. .............          16,500            278,850
Mercantile Bankshares Corp. .........           1,050             53,162
Meritage Homes Corp. ................           1,240             80,166

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Microchip Technology, Inc. ..........           2,300        $    59,915
Motorola, Inc. ......................           6,000             94,440
Mylan Laboratories...................           5,400             89,802
Navistar International Corp. ........           2,500             97,300
Neurocrine Biosciences, Inc. ........           1,900             86,925
New York Times Co. ..................           2,200             85,536
Newell Rubbermaid, Inc. .............           3,900             83,928
Nextel Communications, Inc. .........           1,940             55,659
Omnicare, Inc. ......................           1,900             58,425
Omnicom Group........................           1,100             93,379
Outback Steakhouse, Inc. ............           1,560             71,838
Pacific Sunwear of California........           4,300            105,307
Paychex, Inc. .......................           4,670            142,388
Pepsi Bottling Group, Inc. ..........           3,400             92,990
Performance Food Group Co. ..........           2,250             61,223
Pier 1 Imports, Inc. ................           4,860             86,071
Pitney Bowes, Inc. ..................           1,900             85,006
Power Integrations, Inc. ............           1,890             34,587
PPG Industries, Inc. ................           1,400             96,292
Pride International, Inc. ...........          16,500            385,935
Protein Design Labs, Inc. ...........           8,900            179,513
Qiagen N.V. (a)......................           7,800             83,928
Quanta Services, Inc. ...............          13,500            100,980
RadioShack Corp. ....................           3,200            105,984
Regions Financial Corp. .............           2,180             69,760
Reinsurance Group of America.........           1,410             66,298
Ross Stores, Inc. ...................           3,600            103,032
Ruby Tuesday, Inc. ..................           3,900             99,216
Schering-Plough Corp. ...............           4,420             82,035
Scientific Games Corp. -- Class A....           6,400            164,608
Seagate Technology (a)...............           7,700            130,284
Sealed Air Corp. ....................           1,800             92,340
Snap-On, Inc. .......................           1,960             64,896
Southwest Airlines Co. ..............           2,650             38,372
Standard Motor Products, Inc. .......           2,233             28,471

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                            SHARES OR
                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
State Street Corp. ..................           1,400        $    62,734
Symbol Technologies, Inc. ...........           6,600            120,780
Telefonaktiebolaget L.M. Ericsson....           2,020             59,246
Teradyne, Inc. ......................             500              7,015
The Cheesecake Factory...............           2,790             90,312
The Kroger Co. ......................           4,930             84,303
The Reynolds & Reynolds Co. .........           3,600             98,172
The Talbots, Inc. ...................           3,500             94,745
Tiffany & Co. .......................           2,600             81,718
Time Warner, Inc. ...................          15,500            279,000
Tractor Supply Co. ..................           1,240             44,392
Transatlantic Holdings, Inc. ........           1,560             94,770
Triumph Group, Inc. .................           1,610             57,074
Tyco International Ltd.(a)...........           8,500            307,190
United Rentals, Inc. ................             702             11,941
USF Corp. ...........................           2,790             91,958
Valeant Pharmaceuticals
  International......................           3,630             90,641
Waddell & Reed Financial, Inc. ......           4,400             96,228
Weight Watchers International,
  Inc. ..............................           4,330            202,904
Wellman, Inc. .......................           1,374             14,427
Whirlpool Corp. .....................           1,300             88,738
Whole Foods Market, Inc. ............             770             68,853
W.R. Grace & Co. ....................           1,606             18,196
                                                             -----------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $15,510,373).............                        $16,040,960
                                                             ===========

------------------------------
 ADR -- American Depository Receipt

 (a) -- Foreign Denominated

 (b) -- Defaulted

 (c) -- Callable only if stock price equals predetermined price. As of January 31, 2005, bond is not callable.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Futures Contracts -- January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                          UNREALIZED
FUTURES CONTRACTS PURCHASED                  CONTRACTS   APPRECIATION
---------------------------------------------------------------------
U.S. Treasury 10-Year Note Futures
  Contract, Expiring March 2005
  (Underlying Face Amount at Market Value
     $5,164,219)...........................     46         $33,288
                                                           -------
U.S. Treasury 10-Year Note Futures
  Contract, Expiring June 2005
  (Underlying Face Amount at Market Value
     1,113,906)............................     10           6,921
                                                           -------
TOTAL FUTURES CONTRACTS PURCHASED..........                 40,209
                                                           -------

                                                          UNREALIZED
SHORT FUTURES CONTRACTS                      CONTRACTS   APPRECIATION
---------------------------------------------------------------------
U.S. Treasury 2-Year Note Futures Contract,
  Expiring March 2005
  (Underlying Face Amount at Market Value
     $2,508,750)...........................     12         $ 3,149
                                                           -------
U.S. Treasury 5-Year Note Futures Contract,
  Expiring March 2005
  (Underlying Face Amount at Market Value
     $327,750).............................      3             256
                                                           -------
TOTAL SHORT FUTURES CONTRACTS..............                  3,405
                                                           -------
TOTAL FUTURES CONTRACTS....................                $43,614
                                                           =======

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
-------------------------------------------------------------------
Assets:
  Investments, at value (cost $39,975,493)..........    $44,894,269
  Receivable for investments sold...................      1,043,967
  Receivables from brokers for proceeds on
     securities sold short..........................     15,689,626
  Deposit at broker for short sales.................        977,387
  Receivable from broker for futures contracts......          2,797
  Receivable for Fund shares issued.................      3,670,771
  Dividends and interest receivable.................        121,771
  Other receivables.................................         47,193
                                                        -----------
       Total Assets.................................     66,447,781
                                                        -----------
Liabilities:
  Securities sold short, at value (proceeds
     $15,510,373)...................................     16,040,960
  Payable for investments purchased.................        732,351
  Payable to Adviser................................         88,729
  Payable for Fund shares purchased.................         25,931
  Payable for service fees..........................          8,873
  Dividends payable on short positions..............          4,817
  Accrued expenses and other liabilities............         48,872
                                                        -----------
       Total Liabilities............................     16,950,533
                                                        -----------
Total Net Assets....................................    $49,497,248
                                                        ===========
Net Assets Consist of:
  Shares of beneficial interest.....................    $45,776,958
  Accumulated net investment loss...................       (371,411)
  Accumulated net realized loss on investments sold
     and securities sold short......................       (340,102)
  Net unrealized appreciation (depreciation) on:
     Investments....................................      4,918,776
     Short positions................................       (530,587)
     Futures contracts..............................         43,614
                                                        -----------
Total Net Assets....................................    $49,497,248
                                                        ===========
  Shares outstanding (unlimited shares authorized,
     $0.001 par value)..............................      4,191,720
  Net asset value, offering and redemption price per
     share..........................................    $     11.81
                                                        ===========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
-------------------------------------------------------------------
Investment Income:
  Dividend income on long positions (net
     of foreign taxes withheld of
     $889)..............................                 $  113,240
  Interest income.......................                    287,579
                                                         ----------
        Total Investment Income.........                    400,819
                                                         ----------
Expenses:
  Investment advisory fees..............      348,791
  Shareholder servicing fees............       34,879
  Operating services fees...............      173,001
                                            ---------
        Total operating expenses before
           interest expense and
           dividends on short
           positions....................                    556,671
  Interest expense on credit facility...                     38,110
  Dividends on short positions (net of
     foreign taxes withheld of $0)......                     59,477
                                                         ----------
        Total Expenses..................                    654,258
                                                         ----------
        Net Investment Loss.............                   (253,439)
                                                         ----------
Realized and Unrealized Gain (Loss) on
  Investments:
  Realized gain (loss) on:
     Investments........................      753,168
     Short positions....................     (428,743)
     Futures contracts..................        3,921
                                            ---------
     Net Realized Gain on Investments,
        Short Positions and Futures
        Contracts.......................                    328,346
  Change in unrealized appreciation
     (depreciation) on:
     Investments........................    3,116,977
     Short positions....................     (744,161)
     Futures contracts..................       43,614
                                            ---------
     Net Unrealized Gain on Investments,
        Short Positions and Futures
        Contracts.......................                  2,416,430
                                                         ----------
     Net Realized and Unrealized Gain on
        Investments, Short Positions and
        Futures Contracts...............                  2,744,776
                                                         ----------
Net Increase in Net Assets Resulting
  from Operations.......................                 $2,491,337
                                                         ==========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                ENDED              YEAR
                                           JANUARY 31, 2005        ENDED
ALPHA HEDGED STRATEGIES FUND                 (UNAUDITED)       JULY 31, 2004
----------------------------------------------------------------------------
Operations:
  Net investment loss..................      $   (253,439)      $  (302,256)
  Net realized gain (loss) on
     Investments, Short Positions and
     Futures Contracts.................           328,346          (240,796)
  Change in unrealized appreciation on
     Investments, Short Positions and
     Futures Contracts.................         2,416,430         1,708,927
                                             ------------       -----------
  Net Increase in Net Assets Resulting
     from Operations...................         2,491,337         1,165,875
                                             ------------       -----------
Dividends and Distributions to
  Shareholders:
  Net investment income................                --            (4,654)
  Net realized gain on security
     transactions......................                --                --
                                             ------------       -----------
  Total Dividends and Distributions....                --            (4,654)
                                             ------------       -----------
Capital Share Transactions:
  Proceeds from shares sold............        40,174,879         5,470,092
  Proceeds from shares issued to
     holders in reinvestment of
     dividends.........................                --             4,571
  Cost of shares redeemed..............       (10,954,509)         (685,071)
                                             ------------       -----------
  Net Increase in Net Assets from
     Capital Share Transactions........        29,220,370         4,789,592
                                             ------------       -----------
Total Increase in Net Assets...........        31,711,707         5,950,813
Net Assets:
  Beginning of period..................        17,785,541        11,834,728
                                             ------------       -----------
  End of period*.......................      $ 49,497,248       $17,785,541
                                             ============       ===========
  * Including undistributed net
     investment loss...................      $   (371,411)      $  (117,972)
                                             ============       ===========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF CASH FLOWS

Six Months Ended January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
----------------------------------------------------------
Cash Provided by (Used in) Financing
  Activities:
Proceeds from shares sold.................    $ 40,174,879
Cost of shares redeemed...................     (10,954,509)
Net change in receivables/payables related
  to capital share transactions...........      (3,449,845)
                                              ------------
Cash provided by capital share
  transactions............................      25,770,525
Cash provided by short-term borrowing on
  credit facility.........................      (6,450,000)
Distributions paid in cash*...............              --
                                              ------------
                                                              $ 19,320,525
                                                              ------------
Cash Provided by (Used in) Operations:
Purchases of investments..................     (33,829,318)
Proceeds from sales of investments........      22,119,384
                                              ------------
                                               (11,709,934)
                                              ------------
Increase in deposit at brokers for short
  sales...................................      (7,326,397)
Net investment (loss).....................        (253,439)
Net change in receivables/payables related
  to operations...........................         (30,755)
                                              ------------
                                                (7,610,591)
                                              ------------
                                                               (19,320,525)
                                                              ------------
Net change in cash........................                              --
Cash, beginning of period.................                              --
                                                              ------------
Cash, end of period.......................                    $         --
                                                              ============
*Non-cash financing activities include
  reinvestment of dividends of............    $         --
Supplemental Information:
Cash paid for interest on short-term
  borrowing on credit facility............    $     38,110

                     See notes to the financial statements.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION

AIP Alternative Strategies Funds (the "Trust") was organized as a Delaware statutory trust on April 12, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing one series of shares to investors, Alpha Hedged Strategies Fund (the "Fund"), formerly the Alpha Strategies I Fund. The Fund is a diversified series and seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies. The Fund commenced operations on September 23, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) are valued at the last quoted price as of 4:00 p.m. Eastern time on the day the valuation is made. Securities listed on the Nasdaq Stock Market ("NSM") for which price quotations are readily available are valued using the NASDAQ Official Closing Price ("NOCP"). Open short positions that are traded on the New York Stock Exchange (the "NYSE"), the American Stock Exchange (the "AMEX") and on the Nasdaq National Market System (the "NMS") are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities)

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Adviser and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the funds manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. Whenever a furnished price is significantly different from the previous day's price, the Adviser will review the price to determine if it is appropriate.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. It is the Trust's policy that the Fund will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

SHORT SALES
The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in market prices of securities sold short may require purchasing the securities at

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Fund does not require the brokers to maintain collateral in support of these receivables.

COLLATERAL ON SHORT SALES
As collateral for short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

FUTURES CONTRACTS
The Fund may purchase and sell futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

FEDERAL INCOME TAXES
The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Fund intends

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

USE OF ESTIMATES
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The components of distribution paid during the six months ended January 31, 2005 was as follows:

                       ORDINARY INCOME   LONG-TERM CAPITAL
                        DISTRIBUTIONS    GAIN DISTRIBUTIONS
                       ---------------   ------------------
Alpha Hedged
  Strategies Fund....          --                 --

The components of distribution paid during the fiscal year ended July 31, 2004 was as follows:

                       ORDINARY INCOME   LONG-TERM CAPITAL
                        DISTRIBUTIONS    GAIN DISTRIBUTIONS
                       ---------------   ------------------
Alpha Hedged
  Strategies Fund....      $4,654                 --

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

CREDIT FACILITY
Custodial Trust Company has made available to the Fund a credit facility pursuant to a Loan and Pledge Agreement ("Agreement") dated September 30, 2002 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company at any time. The Fund is permitted to borrow up to 33 1/3% of total assets. At January 31, 2005, the Fund had an outstanding loan payable balance of $0. The maximum amount outstanding during the period of August 1, 2004 through January 31, 2005 was $9,500,000. For the same period the Fund had an outstanding average daily balance of $2,821,739 under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

OTHER
Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Investment income for the Fund includes $93,770 of interest earned on receivables from brokers for proceeds on securities sold short.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period ended January 31, 2005, (excluding short-term investments) aggregated $21,648,724 and $9,818,113, respectively. The primary difference between the cost amount for book purposes and tax purposes is due to deferred cash sale losses and constructive sales.

At July 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments......................    $22,910,902
                                             -----------
Gross unrealized appreciation............      2,511,349
Gross unrealized depreciation............       (986,219)
                                             -----------
Net unrealized appreciation..............    $ 1,525,130
                                             ===========
Undistributed ordinary income............             --
Undistributed long-term capital gain.....             --
                                             -----------
Total distributable earnings.............             --
                                             ===========
Other accumulated losses.................       (296,177)
                                             -----------
Total accumulated earnings/(losses)......    $ 1,228,953
                                             ===========

At July 31, 2004, the Fund had $158,404 of net realized capital loss carryovers, expiring July 31, 2012. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Fund had $70,252 of Post-October losses, which are deferred for tax purposes until the fiscal year ending July 31, 2005.

4. INVESTMENT ADVISORY AGREEMENTS

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Alternative Investment Partners, LLC (the "Adviser"), whereby the Adviser receives an annual advisory fee of 2.50% of the Fund's average daily net assets. For the period ended January 31, 2005, the Fund paid the Adviser $348,791 pursuant to the

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

Advisory Agreement. The Adviser has also entered into an Operating Services Agreement with the Fund to provide virtually all day-to-day operational services to the Fund. The Fund pays the Adviser an annual operating service fee of 1.24% of the Fund's average daily net assets. The Fund paid the Adviser $173,001 for the period ended January 31, 2005, pursuant to the Operating Services Agreement. The Adviser pays all the fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. The Adviser also pays all the expenses related to marketing the Fund and related bookkeeping. The Adviser is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Adviser receives an annual shareholder service fee equal to 0.25% of the Fund's average daily net assets. For the period ended January 31, 2005, the Fund paid the Adviser $34,879 pursuant to the shareholder servicing fee. The combined effect of the Advisory Agreement, Operating Services Agreement, and the shareholder servicing fee is to place a cap or ceiling on the Fund's annual operating expenses at 3.99%, excluding brokerage commissions, interest on Fund borrowings, and dividends paid on short sales.

Pursuant to the sub-advisory agreements between the Adviser and various sub-advisers, who provide services to the Fund, the Adviser compensates the sub-advisers based on each sub-advisers' average daily net assets of the Fund.

The Adviser is affiliated with Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is also affiliated with the Fund's Portfolio Research Consultant, Trust Advisors, LLC (the "Research Consultant"). As a result, the Adviser is also affiliated with the Research Consultant.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

5. SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                             PERIOD ENDED               YEAR ENDED
                           JANUARY 31, 2005           JULY 31, 2004
                       ------------------------   ----------------------
                        SHARES        AMOUNT       SHARES       AMOUNT
                       ---------   ------------   ---------   ----------
Shares sold..........  3,480,721   $ 40,174,879     518,969   $5,470,092
Shares issued to
  shareholders in
  reinvestment of
  distributions......         --             --         454        4,571
Shares redeemed......   (946,157)   (10,954,509)    (68,835)    (685,071)
                       ---------   ------------   ---------   ----------
Net increase.........  2,534,564   $ 29,220,370     450,588   $4,789,592
                                   ============               ==========
Shares outstanding:
  Beginning of
     period..........  1,657,156                  1,206,568
                       ---------                  ---------
  End of period......  4,191,720                  1,657,156
                       =========                  =========

6. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On September 27, 2004, a Special Meeting of Shareholders of the Alpha Hedged Strategies Fund, a series of AIP Alternative Strategies Funds (the "Fund") was held at 701 Westchester Avenue, Suite 205-W, White Plains, New York 10604. As of August 4, 2004, the record date, outstanding shares of the Fund were 1,668,385. Holders of 1,630,624 shares of the Fund were present at the meeting either in person or by proxy. These holders, as being holders of a majority of the outstanding shares of the Fund, constituted a quorum. The shareholders voted on three proposals.

The shareholders approved a new Investment Advisory agreement between Alternative Investment Partners, LLC and the Fund, approved a Portfolio Research Consultant agreement among Trust Advisors, LLC,

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

Alternative Investment Partners, LLC and the Fund and elected five Trustees to the Board of Trustees.

The following table provides information concerning the matters voted on at the meeting:

I. APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT BETWEEN ALTERNATIVE INVESTMENT PARTNERS, LLC AND THE FUND

VOTES FOR   VOTES AGAINST   VOTES ABSTAINED   BROKER NON-VOTES
---------   -------------   ---------------   ----------------
1,630,624         0                0                 0

II. APPROVAL OF PORTFOLIO RESEARCH CONSULTANT AGREEMENT AMONG TRUST ADVISORS, LLC, ALTERNATIVE INVESTMENT PARTNERS, LLC AND THE FUND

VOTES FOR   VOTES AGAINST   VOTES ABSTAINED   BROKER NON-VOTES
---------   -------------   ---------------   ----------------
1,630,624         0                0                 0

III. ELECTION OF TRUSTEES

NOMINEE                               VOTES FOR   VOTES AGAINST
-------                               ---------   -------------
Joseph E. Breslin...................  1,630,624         0
Robert Anderson
Joyce P. Montgomery Rocklin
Thomas Mann
Stephen Bondi

AIP Alternative Strategies Funds
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SIX MONTHS                           PERIOD FROM
                                        ENDING            YEAR        SEPTEMBER 23, 2002(1)
ALPHA HEDGED                       JANUARY 31, 2005       ENDED              THROUGH
STRATEGIES FUND                      (UNAUDITED)      JULY 31, 2004       JULY 31, 2003
-------------------------------------------------------------------------------------------
PER SHARE DATA(2):
Net Asset Value, Beginning of
  Period.........................      $ 10.73           $  9.81             $ 10.00
                                       -------           -------             -------
  Gain (Loss) from Investment
    Operations:
    Net investment loss..........        (0.02)(3)         (0.24)(3)           (0.17)(3)
    Net realized and unrealized
      gain (loss) on
      investments................         1.10              1.17               (0.02)
                                       -------           -------             -------
    Total Gain (Loss) from
      Investment Operations......         1.08              0.93               (0.19)
                                       -------           -------             -------
  Less Dividends and
    Distributions:
    Net investment income........           --             (0.01)                 --
    Net realized gains...........           --                --                  --
                                       -------           -------             -------
    Total Dividends and
      Distributions..............           --             (0.01)                 --
                                       -------           -------             -------
Net Asset Value, End of Period...      $ 11.81           $ 10.73             $  9.81
                                       =======           =======             =======
Total Return.....................        10.07%(4)          9.42%              (1.90%)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted), end
  of period......................      $49,497           $17,786             $11,835
Ratio of expenses excluding
  dividends on short positions
  and interest expense to average
  net assets:....................         3.99%(5)          3.99%               3.99%(5)
Ratio of expenses including
  dividends on short positions
  and interest expense to average
  net assets:....................         4.69%(5)          5.27%               4.92%(5)
Ratio of net investment loss
  excluding dividends on short
  positions and interest expense
  to average net assets:.........        (1.12%)(5)        (1.08%)             (1.07%)(5)
Ratio of net investment loss
  including dividends on short
  positions and interest expense
  to average net assets:.........        (1.82%)(5)        (2.36%)             (2.00%)(5)
Ratio of interest expense and
  dividends on short positions to
  average net assets:............         0.70%(5)          1.28%               0.93%(5)
Portfolio turnover rate..........           36%              146%                186%

------------------------------
(1) Commencement of operations.

(2) Information presented relates to a share of beneficial interest outstanding for the entire period.

(3) Net investment loss per share before interest expense and dividends on short positions for the period ended January 31, 2005, the year ended July 31, 2004 and the period ended July 31, 2003 was ($0.01), ($0.11) and ($0.09), respectively.

(4) Not annualized.

(5) Annualized.
                       See notes to financial statements.

                               INVESTMENT ADVISER
                      Alternative Investment Partners, LLC
                       701 Westchester Avenue, Suite 205W
                             White Plains, NY 10604

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                        ADMINISTRATOR AND TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                                 LEGAL COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 1-877-Low-Beta
                                (1-877-569-2382)

            The Fund's Statement of Additional Information contains
       additional information about the Fund's Trustees and is available without charge upon request by calling

                                 1-877-569-2382

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Fund's website, www.aipfunds.com, or on the SEC's website, at www.sec.gov.
     Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available without charge upon request by calling 1-877-569-2382; or on the SEC's website, at
                                  www.sec.gov.

     The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website (www.sec.gov) or upon request by calling 1-877-569-2382. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in
                        Washington, DC (1-800-SEC-0300).

                 This report must be accompanied or preceded by
                         the Fund's current prospectus.

ITEM 2. CODE OF ETHICS.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filed September 30, 2003.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  AIP Alternative Strategies Funds
                       ---------------------------------------------------------

         By (Signature and Title) /s/ Lee Schultheis
                                 -----------------------------------------------
                                       Lee Schultheis, President

         Date     April 7, 2005
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*   /s/ Lee Schultheis
                                    --------------------------------------------
                                         Lee Schultheis, President

         Date     April 7, 2005
                ----------------------------------------------------------------

         By (Signature and Title)*   /s/ Stephen G. Bondi
                                    --------------------------------------------
                                         Stephen G. Bondi, Treasurer

         Date     April 7, 2005
                ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.